Fair Value Disclosures (Carrying Amounts and Fair Values of Financial Assets and Liabilities Not Recorded at Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
HTM securities	$ 16,680	$ 18,530
Loans and leases HFI, net of ALLL	141,833	134,491
Financial liabilities:
Deposits	160,234	149,124
Long-term debt	21,965	23,769
Carrying Amount
Financial assets:
HTM securities	16,680	18,530
Loans and leases HFI, net of ALLL	141,833	134,491
FDIC loss share receivable		285
Financial liabilities:
Deposits	160,234	149,124
FDIC loss share payable		685
Long-term debt	21,965	23,769
Total Fair Value
Financial assets:
HTM securities	16,546	18,519
Loans and leases HFI, net of ALLL	142,044	134,728
FDIC loss share receivable		11
Financial liabilities:
Deposits	160,403	149,300
FDIC loss share payable		676
Long-term debt	22,423	24,206
Total Fair Value | Level 2
Financial assets:
HTM securities	16,546	18,519
Loans and leases HFI, net of ALLL	0	0
FDIC loss share receivable		0
Financial liabilities:
Deposits	160,403	149,300
FDIC loss share payable		0
Long-term debt	22,423	24,206
Total Fair Value | Level 3
Financial assets:
HTM securities	0	0
Loans and leases HFI, net of ALLL	142,044	134,728
FDIC loss share receivable		11
Financial liabilities:
Deposits	0	0
FDIC loss share payable		676
Long-term debt	$ 0	$ 0